Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Other investments, related party investment fund, cost	$ 891,850	$ 891,850
Debt securities, trading, at fair value, cost	$ 91,452	$ 129,330
Shareholders’ equity
Preference shares, par value (in dollars per share)	$ 0.10	$ 0.10
Preference shares, shares authorized (in shares)	30,000,000	30,000,000
Preference shares, shares issued (in shares)	0	0
Preference shares, shares outstanding (in shares)	0	0
Common share, shares authorized (in shares)	300,000,000	300,000,000
Common share, shares issued (in shares)	95,582,733	94,225,498
Common share, shares outstanding (in shares)	95,582,733	94,225,498